CONVERTIBLE NOTES (Details)		1 Months Ended	12 Months Ended
	Feb. 18, 2014 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($) item D $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
CONVERTIBLE NOTES
Convertible notes			$ 0	$ 127,400,000
Carrying value of convertible notes				127,428,000
Repayment of outstanding balance			$ 127,500,000
2014 Notes
CONVERTIBLE NOTES
Proceeds from initial issuance of convertible notes	$ 130,000,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	$ 20,000,000
Interest rate (as a percent)			4.25%
Conversion rate			22.2222
Conversion rate initial principal amount			$ 1,000,000
Conversion price (in dollars per share) | $ / shares			$ 45.00
Sales price of common stock as percentage of conversion price for redemption at Company's option			130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | item			20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option | D			30
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events			100.00%
Carrying value of convertible notes			$ 0	127,428,000
Unamortized issuance costs			$ 0	72,000,000
Effective interest rate (as a percent)			4.96%
Amortization of financing costs			$ 71,800	953,000	$ 907,000
Interest expense			$ 903,000	5,419,000
Repayment of outstanding balance		$ 127,500,000
2014 Notes | Other payables
CONVERTIBLE NOTES
Accrued interest				$ 2,008,000